Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies [Abstract]
Schedule of minimum estimated commitment under purchase contracts	The minimum estimated commitment under these contracts, except as noted below, is as follows: As at December 31, 2023

2024	2025	2026	2027	2028	Thereafter
$438,284	$517,793	$324,251	$254,155	$215,417	$923,105

Schedule of contractual obligations
The Company has future minimum payments relating primarily to short-term vessel charters, terminal facilities, and other commitments that are not leases, as follows:

As at December 31, 2023

2024	2025	2026	2027	2028	Thereafter
$94,534	$4,665	$1,314	$560	$358	$1,183
Refer to note 9 for a summary of lease commitments.